Other Real Estate:	12 Months Ended
Dec. 31, 2011
Other Real Estate: [Abstract]
OTHER REAL ESTATE:

N O T E   E - O T H E R   R E A L   E S T A T E :

The Company’s other real estate consisted of the following as of December 31, 2011, 2010 and 2009, respectively (in thousands):

December 31,		2011			2010			2009

	Number of			Number of			Number of
	Properties		Balance	Properties		Balance	Properties		Balance

Construction, land development and other land	8		$1,544	11		$1,744	8		$694
1-4 family residential properties	8		821	9		778	8		827
Non farm non residential	16		3,788	4		3,222

Total	32		$6,153	24		$5,744	16		$1,521